SCHEDULE II-CONDENSED FINANCIAL INFORMATION OF REGISTRANT (PARENT COMPANY) (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
ASSETS
Cash	$ 81,184,000	$ 0
Short-term investments, at cost which approximates fair value	23,865,000	39,787,000
Investments in unconsolidated investee, at equity value	49,968,000	43,358,000
Fixed income: Available-for-sale, at fair value (amortized cost - $28,048 in 2011 and $30,921 in 2010)	1,146,317,000	1,132,064,000
Property and equipment, at cost, net of accumulated depreciation of $2,616 in 2011 and $2,381 in 2010	20,104,000	18,370,000
Total assets	2,695,170,000	2,514,592,000
Liabilities:
Bonds payable, long-term debt	100,000,000	100,000,000
Total liabilities	1,876,318,000	1,723,216,000
Shareholders' equity:
Common stock ($1 par value, authorized 100,000,000 shares, issued 32,627,244 shares in 2011 and 32,317,691 shares in 2010, and outstanding 21,162,137 shares in 2011 and 20,964,540 shares in 2010)	32,627,000	32,318,000
Paid-in capital	227,788,000	215,066,000
Accumulated other comprehensive earnings, net of tax	117,325,000	95,992,000
Retained earnings	834,111,000	834,375,000
Deferred compensation	10,445,000	6,474,000
Treasury shares at cost (11,465,107 shares in 2011 and 11,353,151 shares in 2010)	(403,444,000)	(392,849,000)
Total shareholders' equity	818,852,000	791,376,000	832,250,000	708,154,000
Total liabilities and shareholders' equity	2,695,170,000	2,514,592,000
PARENT COMPANY
ASSETS
Cash	346,000	26,000	109,000	375,000
Short-term investments, at cost which approximates fair value	11,217,000	1,019,000
Investments in subsidiaries, at equity value	846,851,000	831,560,000
Investments in unconsolidated investee, at equity value	49,968,000	43,358,000
Fixed income: Available-for-sale, at fair value (amortized cost - $28,048 in 2011 and $30,921 in 2010)	27,547,000	30,035,000
Property and equipment, at cost, net of accumulated depreciation of $2,616 in 2011 and $2,381 in 2010	4,771,000	4,995,000
Income taxes receivable - current	2,968,000
Deferred debt costs	219,000	326,000
Other assets	482,000	499,000
Total assets	944,369,000	911,818,000
Liabilities:
Accounts payable, affiliates	6,684,000	3,658,000
Income taxes payable--current		118,000
Income taxes payable--deferred	15,535,000	13,167,000
Bonds payable, long-term debt	100,000,000	100,000,000
Interest payable, long-term debt	2,727,000	2,727,000
Other liabilities	571,000	772,000
Total liabilities	125,517,000	120,442,000
Shareholders' equity:
Common stock ($1 par value, authorized 100,000,000 shares, issued 32,627,244 shares in 2011 and 32,317,691 shares in 2010, and outstanding 21,162,137 shares in 2011 and 20,964,540 shares in 2010)	32,627,000	32,318,000
Paid-in capital	227,788,000	215,066,000
Accumulated other comprehensive earnings, net of tax	117,325,000	95,992,000
Retained earnings	834,111,000	834,375,000
Deferred compensation	10,445,000	6,474,000
Treasury shares at cost (11,465,107 shares in 2011 and 11,353,151 shares in 2010)	(403,444,000)	(392,849,000)
Total shareholders' equity	818,852,000	791,376,000
Total liabilities and shareholders' equity	$ 944,369,000	$ 911,818,000